Subsequent Events	4 Months Ended
Jun. 09, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statement and has concluded that, except as disclosed in Note 1, all such events that would require recognition or disclosure have been recognized or disclosed.